Goodwill and intangible assets (Table) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Finite Lived Intangible Assets [Line Items]
Cost	$ 25,077	$ 25,077
Accumulated Amortization	(9,570)	(6,247)
NBV	15,507	18,830
Amortization Schedule
2015	1,505
2016	1,380
2017	988
2018	988
2019	988
Thereafter	9,658
Below Market Acquired Time Charter
Finite Lived Intangible Assets [Line Items]
Cost	1,915	1,915
Accumulated Amortization	(1,915)	(94)
NBV	0	1,821
Amortization Schedule
2015	0
2016	0
2017	0
2018	0
2019	0
Thereafter	0
Concession Agreements
Finite Lived Intangible Assets [Line Items]
Cost	19,797	19,797
Accumulated Amortization	(5,199)	(4,214)
NBV	14,598	15,583
Amortization Schedule
2015	988
2016	988
2017	988
2018	988
2019	988
Thereafter	9,658
Non-compete covenant
Finite Lived Intangible Assets [Line Items]
Cost	3,365	3,365
Accumulated Amortization	(2,456)	(1,939)
NBV	909	1,426
Amortization Schedule
2015	517
2016	392
2017	0
2018	0
2019	0
Thereafter	$ 0